S000036893 [Member] Expense Example, No Redemption - Franklin International Equity Fund	Sep. 30, 2025 USD ($)
Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	411
Expense Example, No Redemption, 5 Years	712
Expense Example, No Redemption, 10 Years	1,568
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	858
Expense Example, No Redemption, 10 Years	1,876
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	552
Expense Example, No Redemption, 10 Years	1,231
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	280
Expense Example, No Redemption, 5 Years	490
Expense Example, No Redemption, 10 Years	1,093
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	673
Expense Example, No Redemption, 3 Years	936
Expense Example, No Redemption, 5 Years	1,219
Expense Example, No Redemption, 10 Years	2,021
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	645
Expense Example, No Redemption, 5 Years	1,108
Expense Example, No Redemption, 10 Years	$ 2,193